Significant Accounting Policies (Details Narrative) - Buildings [member]	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years